Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2025 Fund

December 31, 2020

Z25-QTLY-0221
1.9884239.103

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	542	$9,086
Fidelity Series Commodity Strategy Fund (a)	778	3,570
Fidelity Series Large Cap Growth Index Fund (a)	371	5,805
Fidelity Series Large Cap Stock Fund (a)	390	6,415
Fidelity Series Large Cap Value Index Fund (a)	933	12,320
Fidelity Series Small Cap Opportunities Fund (a)	192	3,073
Fidelity Series Value Discovery Fund (a)	317	4,548
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,340)		44,817

International Equity Funds - 27.8%
Fidelity Series Canada Fund (a)	176	2,038
Fidelity Series Emerging Markets Fund (a)	147	1,667
Fidelity Series Emerging Markets Opportunities Fund (a)	602	15,030
Fidelity Series International Growth Fund (a)	301	5,348
Fidelity Series International Index Fund (a)	197	2,222
Fidelity Series International Small Cap Fund (a)	96	1,979
Fidelity Series International Value Fund (a)	527	5,315
Fidelity Series Overseas Fund (a)	429	5,324
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,799)		38,923

Bond Funds - 34.1%
Fidelity Series Corporate Bond Fund (a)	653	7,469
Fidelity Series Emerging Markets Debt Fund (a)	86	817
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	25	270
Fidelity Series Floating Rate High Income Fund (a)	20	178
Fidelity Series Government Bond Index Fund (a)	808	8,844
Fidelity Series High Income Fund (a)	99	933
Fidelity Series Inflation-Protected Bond Index Fund (a)	827	8,869
Fidelity Series International Credit Fund (a)	8	81
Fidelity Series Investment Grade Bond Fund (a)	829	9,883
Fidelity Series Investment Grade Securitized Fund (a)	644	6,734
Fidelity Series Long-Term Treasury Bond Index Fund (a)	352	3,229
Fidelity Series Real Estate Income Fund (a)	54	567
TOTAL BOND FUNDS
(Cost $46,202)		47,874

Short-Term Funds - 6.1%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	1,457	1,457
Fidelity Series Short-Term Credit Fund (a)	127	1,300
Fidelity Series Treasury Bill Index Fund (a)	578	5,782
TOTAL SHORT-TERM FUNDS
(Cost $8,510)		8,539
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $125,851)		140,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$140,156

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$6,087	$3,645	$2,875	$2,885	$541	$1,688	$9,086
Fidelity Series Canada Fund	1,639	242	460	43	(28)	645	2,038
Fidelity Series Commodity Strategy Fund	3,596	298	1,051	15	(221)	948	3,570
Fidelity Series Corporate Bond Fund	4,894	2,507	588	211	(9)	665	7,469
Fidelity Series Emerging Markets Debt Fund	664	29	--	29	--	124	817
Fidelity Series Emerging Markets Debt Local Currency Fund	--	252	--	2	--	18	270
Fidelity Series Emerging Markets Fund	879	337	189	24	8	632	1,667
Fidelity Series Emerging Markets Opportunities Fund	8,438	2,991	2,135	446	141	5,595	15,030
Fidelity Series Floating Rate High Income Fund	153	5	--	6	--	20	178
Fidelity Series Government Bond Index Fund	7,568	2,532	1,012	206	15	(259)	8,844
Fidelity Series Government Money Market Fund 0.13%	1,764	2,463	2,770	1	--	--	1,457
Fidelity Series High Income Fund	779	37	--	38	--	117	933
Fidelity Series Inflation-Protected Bond Index Fund	6,733	1,979	300	112	2	455	8,869
Fidelity Series International Credit Fund	71	5	--	5	--	5	81
Fidelity Series International Growth Fund	4,785	1,153	1,641	763	98	953	5,348
Fidelity Series International Index Fund	1,797	187	416	43	(15)	669	2,222
Fidelity Series International Small Cap Fund	1,413	45	204	16	--	725	1,979
Fidelity Series International Value Fund	4,587	568	1,597	149	(129)	1,886	5,315
Fidelity Series Investment Grade Bond Fund	7,300	2,967	624	497	(3)	243	9,883
Fidelity Series Investment Grade Securitized Fund	5,153	2,140	505	172	--	(54)	6,734
Fidelity Series Large Cap Growth Index Fund	4,544	537	1,683	183	270	2,137	5,805
Fidelity Series Large Cap Stock Fund	4,708	937	1,029	345	31	1,768	6,415
Fidelity Series Large Cap Value Index Fund	8,756	1,743	1,531	245	(40)	3,392	12,320
Fidelity Series Long-Term Treasury Bond Index Fund	2,680	1,293	312	331	43	(475)	3,229
Fidelity Series Overseas Fund	4,490	711	1,689	61	(30)	1,842	5,324
Fidelity Series Real Estate Income Fund	427	33	--	33	--	107	567
Fidelity Series Short-Term Credit Fund	1,231	24	--	24	--	45	1,300
Fidelity Series Small Cap Opportunities Fund	2,333	295	806	65	(50)	1,301	3,073
Fidelity Series Treasury Bill Index Fund	5,777	28	--	28	--	(23)	5,782
Fidelity Series Value Discovery Fund	2,738	931	429	94	2	1,306	4,548
Total	$105,984	$30,914	$23,846	$7,072	$626	$26,475	$140,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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